INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Tax losses	$ (3,300,000)	$ (3,100,000)
Proceeds from the sale of prior unused net operating loss carryovers	458,000	392,000
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	24,063,000
Expiration of operating loss carry forwards	Dec. 31, 2033
New Jersey [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 3,000,000
Expiration of operating loss carry forwards	Dec. 31, 2033